UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2017

WESTERN ASSET

PREMIUM U.S. TREASURY

RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Premium U.S. Treasury Reserves for the twelve-month reporting period ended August 31, 2017. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

II	Western Asset Premium U.S. Treasury Reserves

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the twelve months ended August 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was revised to 2.8%. GDP growth then decelerated to 1.8% and 1.2%, as revised, for the fourth quarter of 2016 and the first quarter of 2017, respectively. Finally, the U.S. Department of Commerce reported that second quarter 2017 GDP growth — released after the reporting period ended — was 3.1%. The increase in GDP growth reflected an upturn in private inventory investment, an acceleration in personal consumption expenditures, a deceleration in imports and an increase in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on August 31, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. While this was an increase from 4.3% in the previous month, it was just shy of the lowest unemployment rate since May 2001. The percentage of longer-term unemployed declined over the period. In August 2017, 24.7% of Americans looking for a job had been out of work for more than six months, versus 24.9% when the period began.

Looking back, after an extended period of maintaining the federal funds rateii at a historically low range between zero and 0.25%, the Federal Reserve Board (the “Fed”)iii increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. At its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. At its meeting that concluded on July 26, 2017, the Fed kept rates on hold, as expected. Finally, at its meeting that concluded on September 20, 2017, after the reporting period ended, the Fed again kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….”

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2017

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Premium U.S. Treasury Reserves	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	Western Asset Premium U.S. Treasury Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with preservation of capital. The Fund is a money market fund that invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests all of its assets in direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and bonds that are traded as separate securities; and Treasury inflation-protected securities (“TIPS”)i, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index (“CPI”)ii. The Portfolio will not enter into repurchase agreements, but may enter into reverse repurchase agreements to satisfy redemption requests or for other temporary or emergency purposes. Although the Portfolio invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

As a government money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser, Western Asset Management Company (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in- house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields moved higher during the twelve-month reporting period ended August 31, 2017 as a whole. The yields for the two-year Treasury began the reporting period at 0.80% and ended the period at 1.33%. Their peak of 1.41% occurred on both July 3 and July 5, 2017, and they were as low as 0.73% on September 29, 2016. The yields for the ten-year Treasury were 1.58% at the beginning of the reporting period and ended the period at 2.12%. Their peak of 2.62% occurred on March 13, 2017, and their low of 1.54% took place on September 7, 2016.

The Federal Reserve Board (the “Fed”)iii raised the federal funds rateiv on three separate occasions during the reporting period. In particular, the Fed raised rates to a range between 0.50% and 0.75% at its meeting that ended on December 14, 2016. The next rate hike occurred on March 15, 2017 — pushing the federal funds rate to a range between 0.75% and 1.00%. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	1

Fund overview (cont’d)

1.00% and 1.25%. In addition, at its meeting that ended on July 26, 2017, the Fed indicated that it planned to reduce its balance sheet, saying, “The Committee expects to begin implementing its balance sheet normalization program relatively soon, provided that the economy evolves broadly as anticipated.”

Q. How did we respond to these changing market conditions?

A. We maintained a cautious maturity stance over the reporting period, as the Fed continued its shift towards a less accommodative policy stance. Certain strategies implemented over the period were driven by the pattern of issuance by the U.S. Treasury which, in turn, impacted the availability of U.S. government securities.

Performance review

As of August 31, 2017, the seven-day current yield for Western Asset Premium U.S. Treasury Reserves was 0.59% and the seven-day effective yield, which reflects compounding, was 0.60%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Premium U.S. Treasury Reserves Yields as of August 31, 2017 (unaudited)
Seven-Day Current Yield[1]	0.59%
Seven-Day Effective Yield[1]	0.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been 0.50%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

Q. What were the most significant factors affecting Fund performance?

A. The maturity positioning of the portfolio positively impacted performance as rates moved higher over the reporting period.

Thank you for your investment in Western Asset Premium U.S. Treasury Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 19, 2017

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and thirty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

ii	The Consumer Price Index (“CPI”) measures the average change in U.S. consumer prices over time in a fixed market basket of goods and services determined by the U.S. Bureau of Labor Statistics.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	3

Portfolio at a glance† (unaudited)

U.S. Treasury Reserves Portfolio

The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2017 and August 31, 2016. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2017 and held for the six months ended August 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
0.21%	$1,000.00	$1,002.10	0.45%	$2.27	5.00%	$1,000.00	$1,022.94	0.45%	$2.29

[1]	For the six months ended August 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	5

Statement of assets and liabilities

August 31, 2017

Assets:
Investment in U.S. Treasury Reserves Portfolio, at value	$160,350,941
Prepaid expenses	14,480
Total Assets	160,365,421

Liabilities:
Investment management fee payable	36,238
Distributions payable	22,192
Service and/or distribution fees payable	9,138
Trustees’ fees payable	211
Payable for Fund shares repurchased	21
Accrued expenses	41,132
Total Liabilities	108,932
Total Net Assets	$160,256,489

Net Assets:
Par value (Note 3)	$1,603
Paid-in capital in excess of par value	160,252,722
Undistributed net investment income	9,334
Accumulated net realized loss on investments allocated from U.S. Treasury Reserves Portfolio	(7,170)
Total Net Assets	$160,256,489

Shares Outstanding	160,252,208

Net Asset Value	$1.00

See Notes to Financial Statements.

6	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Income from U.S. Treasury Reserves Portfolio	$787,891
Allocated expenses from U.S. Treasury Reserves Portfolio	(129,380)
Allocated waiver from U.S. Treasury Reserves Portfolio	116,198
Other income	6,382
Total Investment Income	781,091

Expenses:
Investment management fee (Note 2)	406,550
Service and/or distribution fees (Note 2)	116,157
Legal fees	34,690
Shareholder reports	26,711
Registration fees	22,330
Audit and tax fees	18,166
Transfer agent fees	10,229
Fund accounting fees	6,300
Trustees’ fees	2,946
Insurance	2,345
Excise tax (Note 1)	180
Miscellaneous expenses	12,869
Total Expenses	659,473
Less: Fee waivers and/or expense reimbursements (Note 2)	(184,443)
Net Expenses	475,030
Net Investment Income	306,061
Net Realized Loss on Investments From U.S. Treasury Reserves Portfolio	(5,175)
Increase in Net Assets From Operations	$300,886

See Notes to Financial Statements.

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	7

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$306,061	$60,264
Net realized gain (loss)	(5,175)	1,422
Increase in Net Assets From Operations	300,886	61,686

Distributions to Shareholders From (Note 1):
Net investment income	(299,651)	(60,249)
Decrease in Net Assets From Distributions to Shareholders	(299,651)	(60,249)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	357,473,104	214,951,321
Reinvestment of distributions	213,381	27,248
Cost of shares repurchased	(319,432,335)	(199,420,931)
Increase in Net Assets From Fund Share Transactions	38,254,150	15,557,638
Increase in Net Assets	38,255,385	15,559,075

Net Assets:
Beginning of year	122,001,104	106,442,029
End of year*	$160,256,489	$122,001,104
*Includes undistributed net investment income of:	$9,334	$2,744

See Notes to Financial Statements.

8	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended August 31:
	2017[1]	2016[1]	2015[1]		2014[1]		2013[1]

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.002	0.001	0.000	[2]	0.000	[2]	0.000	[2]
Net realized gain (loss)[2]	(0.000)	0.000	0.000		(0.000)		0.000
Total income from operations	0.002	0.001	0.000	[2]	0.000	[2]	0.000	[2]

Less distributions from:
Net investment income	(0.002)	(0.001)	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]
Net realized gains	—	—	—		(0.000)	[2]	(0.000)	[2]
Total distributions	(0.002)	(0.001)	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000		$1.000
Total return[3]	0.24%	0.05%	0.01%		0.01%		0.01%

Net assets, end of year (000s)	$160,256	$122,001	$106,442		$98,175		$333,740

Ratios to average net assets:
Gross expenses[4,5]	0.68%	0.68%	0.66%		0.60%		0.60%
Net expenses[4,6,7]	0.42	0.23	0.05		0.05		0.09
Net investment income	0.26	0.06	0.01		0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Includes the Fund’s share of U.S. Treasury Reserves Portfolio’s allocated expenses.

[5]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by U.S. Treasury Reserves Portfolio.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

See Notes to Financial Statements.

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	9

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Premium U.S. Treasury Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.9% at August 31, 2017) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

10	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. The Fund paid $180 of federal excise taxes attributable to calendar year 2016 in March 2017.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Paid-in Capital
(a)	$180	$(180)

(a)	Reclassifications are due to a non-deductible excise tax paid by the Fund.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by U.S. Treasury Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	11

Notes to financial statements (cont’d)

expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $184,443.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees calculated at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the year ended August 31, 2017, service and/or distribution fees paid amounted to $116,157, of which $44,092 was voluntarily waived. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At August 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

4. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2017	2016
Distributions paid from:
Ordinary income	$299,651	$60,249

As of August 31, 2017, there were no significant differences between the book and tax components of net assets.

12	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

As of August 31, 2017, the Fund had capital losses of $7,170 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to arise on the first day of the next taxable year in the same character as they were originally deferred.

5. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset Premium U.S. Treasury Reserves 2017 Annual Report	13

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Premium Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset Premium U.S. Treasury Reserves (the “Fund”), a series of Legg Mason Partners Premium Money Market Trust, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by examination of the underlying U.S. Treasury Reserves Portfolio. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Premium U.S. Treasury Reserves as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2017

14	Western Asset Premium U.S. Treasury Reserves 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Premium U.S. Treasury Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Premium U.S. Treasury Reserves	15

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

16	Western Asset Premium U.S. Treasury Reserves

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); formerly, Trustee, First Potomac Realty Trust (2005 to 2017); Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Premium U.S. Treasury Reserves	17

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	142
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

18	Western Asset Premium U.S. Treasury Reserves

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Western Asset Premium U.S. Treasury Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

20	Western Asset Premium U.S. Treasury Reserves

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund, upon completion of the audit of the Fund’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 17, 2017. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 17, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 17, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Western Asset Premium U.S. Treasury Reserves	21

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2017:

Record date:	Daily	Daily
Payable date:	September 2016 - December 2016	January 2017 - August 2017
Interest from Federal Obligations	89.31%	99.18%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

100% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporatiaons.

Please retain this information for your records.

22	Western Asset Premium U.S. Treasury Reserves

Schedule of investments

August 31, 2017

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
U.S. Treasury Bills — 77.4%
U.S. Cash Management Bills	1.044-1.064%	1/2/18	$465,000,000	$463,333,008	(a)
U.S. Treasury Bills	0.839-0.987%	9/7/17	1,231,967,000	1,231,773,163	(a)
U.S. Treasury Bills	0.914-0.998%	9/14/17	1,560,701,000	1,560,161,955	(a)
U.S. Treasury Bills	0.894-1.013%	9/21/17	1,730,000,000	1,729,086,279	(a)
U.S. Treasury Bills	0.909-0.961%	9/28/17	1,325,000,000	1,324,055,278	(a)
U.S. Treasury Bills	0.950-0.960%	10/19/17	525,000,000	524,335,166	(a)
U.S. Treasury Bills	0.951-1.012%	10/26/17	424,867,000	424,244,272	(a)
U.S. Treasury Bills	0.980-1.073%	11/2/17	1,209,185,000	1,207,062,375	(a)
U.S. Treasury Bills	1.007-1.105%	11/9/17	922,640,000	920,820,237	(a)
U.S. Treasury Bills	1.025-1.030%	11/16/17	280,000,000	279,396,222	(a)
U.S. Treasury Bills	1.003-1.056%	11/24/17	867,450,000	865,377,999	(a)
U.S. Treasury Bills	1.003-1.023%	11/30/17	1,075,000,000	1,072,285,001	(a)
U.S. Treasury Bills	1.076%	12/7/17	54,859,000	54,700,839	(a)
U.S. Treasury Bills	1.106%	12/14/17	112,030,000	111,673,994	(a)
U.S. Treasury Bills	1.081-1.126%	12/21/17	226,435,000	225,656,712	(a)
U.S. Treasury Bills	1.116%	12/28/17	230,000,000	229,163,183	(a)
U.S. Treasury Bills	1.019-1.136%	1/4/18	253,058,000	252,066,319	(a)
U.S. Treasury Bills	1.131%	1/11/18	195,000,000	194,195,625	(a)
U.S. Treasury Bills	1.117%	1/18/18	170,000,000	169,271,081	(a)
U.S. Treasury Bills	1.118-1.136%	1/25/18	355,000,000	353,384,368	(a)
U.S. Treasury Bills	1.114-1.122%	2/8/18	500,000,000	497,530,223	(a)
U.S. Treasury Bills	1.121-1.131%	2/15/18	300,000,000	298,443,654	(a)
U.S. Treasury Bills	1.116%	2/22/18	200,000,000	198,926,999	(a)
U.S. Treasury Bills	1.140%	4/26/18	50,000,000	49,628,041	(a)
Total U.S. Treasury Bills				14,236,571,993
U.S. Treasury Notes — 23.0%
U.S. Treasury Notes	0.407%	9/30/17	200,000,000	199,934,470	(a)
U.S. Treasury Notes	0.099-0.338%	10/31/17	550,000,000	549,774,844	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.168%)	1.191%	10/31/17	300,000,000	299,986,716	(b)
U.S. Treasury Notes	0.477%	11/30/17	100,000,000	99,880,902	(a)
U.S. Treasury Notes	0.875%	11/30/17	205,000,000	205,027,329
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.272%)	1.295%	1/31/18	625,000,000	625,073,731	(b)
U.S. Treasury Notes	0.294%	3/31/18	100,000,000	99,828,211	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	1.213%	4/30/18	650,000,000	650,022,619	(b)

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	23

Schedule of investments (cont’d)

August 31, 2017

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.174%)	1.197%	7/31/18	$468,500,000	$468,500,631	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	1.193%	10/31/18	350,000,000	350,004,303	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	1.163%	1/31/19	174,800,000	174,775,085	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	1.093%	4/30/19	200,000,000	200,016,417	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.083%	7/31/19	300,000,000	300,006,944	(b)
Total U.S. Treasury Notes				4,222,832,202
Total Investments — 100.4% (Cost — $18,459,404,195#)				18,459,404,195
Liabilities in Excess of Other Assets — (0.4)%				(80,242,532)
Total Net Assets — 100.0%				$18,379,161,663

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	U.S. Treasury Reserves Portfolio 2017 Annual Report

Statement of assets and liabilities

August 31, 2017

Assets:
Investments, at value	$18,459,404,195
Cash	4,600
Receivable for securities sold	377,322,450
Interest receivable	6,209,746
Total Assets	18,842,940,991

Liabilities:
Payable for securities purchased	463,333,008
Trustees’ fees payable	35,802
Accrued expenses	410,518
Total Liabilities	463,779,328
Total Net Assets	$18,379,161,663

Represented by:
Paid-in capital	$18,379,161,663

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	25

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Interest	$123,218,936
Other income	4,702
Total Investment Income	123,223,638

Expenses:
Investment management fee (Note 2)	18,991,163
Fund accounting fees	1,060,272
Trustees’ fees	474,767
Legal fees	352,611
Custody fees	120,989
Audit and tax fees	32,675
Miscellaneous expenses	103,635
Total Expenses	21,136,112
Less: Fee waivers and/or expense reimbursements (Note 2)	(18,991,163)
Net Expenses	2,144,949
Net Investment Income	121,078,689
Net Realized Loss on Investments	(47,180)
Increase in Net Assets From Operations	$121,031,509

See Notes to Financial Statements.

26	U.S. Treasury Reserves Portfolio 2017 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$121,078,689	$55,572,506
Net realized gain (loss)	(47,180)	183,327
Increase in Net Assets From Operations	121,031,509	55,755,833

Capital Transactions:
Proceeds from contributions	34,400,143,856	40,337,186,230
Value of withdrawals	(36,522,202,036)	(41,793,812,100)
Decrease in Net Assets From Capital Transaction	(2,122,058,180)	(1,456,625,870)
Decrease in Net Assets	(2,001,026,671)	(1,400,870,037)

Net Assets:
Beginning of year	20,380,188,334	21,781,058,371
End of year	$18,379,161,663	$20,380,188,334

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	27

Financial highlights

For the years ended August 31:
	2017	2016	2015	2014	2013

Net assets, end of year (000s)	$18,379,162	$20,380,188	$21,781,058	$24,516,668	$18,113,633
Total return[1]	0.65%	0.26%	0.05%	0.01%	0.03%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.04	0.07
Net investment income	0.64	0.26	0.05	0.02	0.02

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	Reflects fee waivers and/or expense reimbursements.

[3]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

See Notes to Financial Statements.

28	U.S. Treasury Reserves Portfolio 2017 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

U.S. Treasury Reserves Portfolio 2017 Annual Report	29

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$18,459,404,195	—	$18,459,404,195

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities), consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

30	U.S. Treasury Reserves Portfolio 2017 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $18,991,163.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2017, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

U.S. Treasury Reserves Portfolio 2017 Annual Report	31

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of U.S. Treasury Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2017

32	U.S. Treasury Reserves Portfolio 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and Officers of the Fund also serve as the Trustees and Officers of the Portfolio. Information about the Trustees and Officers of the Fund can be found on pages 15 through 20 of this report.

U.S. Treasury Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio, upon completion of the audit of the Portfolio’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 17, 2017. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 17, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 17, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

34	U.S. Treasury Reserves Portfolio

Western Asset

Premium U.S. Treasury Reserves

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Premium U.S. Treasury Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium U.S. Treasury Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium U.S. Treasury Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010351 10/17 SR17-3169

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2016 and August 31, 2017 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,200 in August 31, 2016 and $55,510 in August 31, 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2016 and $2,571 in August 31, 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,140 in August 31, 2016 and $7,210 in August 31, 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Premium Money Market Trust were $0 in 2016 and $0 in 2017.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Premium Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Premium Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2016 and 2017; Tax Fees were 100% and 100% for 2016 and 2017; and Other Fees were 100% and 100% for 2016 and 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Premium Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Premium Money Market Trust during the reporting period were $0 in 2017.

(h) Yes. Legg Mason Partners Premium Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Premium Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2017